POSTRETIREMENT BENEFIT PLANS - Summary of Plan Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Projected / Accumulated postretirement benefit obligation		$ 12,731
Fair value of plan assets		$ 11,162
Funded status – surplus (deficit)	$ 80
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Projected / Accumulated postretirement benefit obligation	10,780
Fair value of plan assets	9,491
Funded status – surplus (deficit)	(1,289)
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
Projected / Accumulated postretirement benefit obligation			$ 766
Fair value of plan assets			0
Funded status – surplus (deficit)			(766)
Other pension
Defined Benefit Plan Disclosure [Line Items]
Projected / Accumulated postretirement benefit obligation	1,048		948
Fair value of plan assets	410		406
Funded status – surplus (deficit)	$ (638)		$ (542)